Apr. 03, 2025
North Star Micro Cap Fund
Summary Section – North Star Micro Cap Fund
Investment Objective.
The investment objective of the North Star Micro Cap Fund (the “Micro Cap Fund”) is capital appreciation and, secondarily, to derive income from short term liquid securities.
Fees and Expenses of the Micro Cap Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Micro Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - North Star Micro Cap Fund	North Star Micro Cap Fund Class I Shares	North Star Micro Cap Fund Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - North Star Micro Cap Fund		North Star Micro Cap Fund Class I Shares	North Star Micro Cap Fund Class R Shares
Management Fee	[1]	0.98%	0.98%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.35%	0.35%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.34%	1.59%
[1]	The advisory fee for the Micro Cap Fund is 1.00% on the first $100,000,000 of net assets and 0.90% thereafter.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Micro Cap Fund and is not a direct expense incurred by the Micro Cap Fund or deducted from the Micro Cap Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Micro Cap Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Micro Cap Fund.

Example.
This Example is intended to help you compare the cost of investing in the Micro Cap Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Micro Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Micro Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - North Star Micro Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
North Star Micro Cap Fund Class I Shares	136	425	734	1,613
North Star Micro Cap Fund Class R Shares	162	502	866	1,889

Portfolio Turnover.

The Micro Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Micro Cap Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Micro Cap Fund’s performance. For the fiscal year ended November 30, 2024, the Micro Cap Fund’s portfolio turnover rate was 26% of the average value of the portfolio.

Principal Investment Strategies.

Under normal market conditions, the Micro Cap Fund seeks to achieve its investment objective of capital appreciation by investing at least 80% of the Micro Cap Fund’s net assets in micro-cap companies. For purposes of this investment strategy, the Micro Cap Fund considers micro-cap companies as companies with market capitalizations up to $1 billion at the time of purchase.

The Micro Cap Fund generally invests between 80-100% of the Micro Cap Fund’s assets in equity securities of U.S. companies that the Adviser believes are currently undervalued and have the potential for capital appreciation. The equity securities bought by the Micro Cap Fund will typically be purchased at a low price relative to book value. The Micro Cap Fund invests primarily in common stocks. A stock price is undervalued, or is a “value,” when it trades at less than the price at which the Adviser believes it would trade if the market reflected all factors relating to the company’s worth.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Micro Cap Fund. The principal risks of investing in the Micro Cap Fund are:

●	Equity Securities Risk. The Micro Cap Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Micro Cap Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Micro Cap Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	General Market Risk. The risk that the value of the Micro Cap Fund’s shares will fluctuate based on the performance of the Micro Cap Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Micro Cap Fund invests. There is risk that these and other factors may adversely affect the Micro Cap Fund’s performance. You could lose money by investing in the Micro Cap Fund.

●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

●	Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

●	Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Micro Cap Fund may underperform other funds that use different investing styles.

Performance.

The bar chart illustrates the risks of investing in the Micro Cap Fund by showing how the Micro Cap Fund’s average annual returns for each calendar year since the Micro Cap Fund’s inception compare with those of certain indexes. In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the Micro Cap Fund in connection with the Micro Cap Fund’s commencement of operations on May 31, 2013. Past performance, both before and after taxes, does not necessarily indicate how the Micro Cap Fund will perform in the future. Updated performance information is available on the Micro Cap Fund’s website at www.nsinvestfunds.com or by calling the Micro Cap Fund toll-free at 1-855-580-0900. Because Class R shares have not commenced investment operations, no performance information is available at this time. In the future, performance information will be presented in this section of the Prospectus.

Class I Shares Calendar Year Returns as of December 31,

During the period shown in the bar chart, the best performance for a quarter was 42.21% (for the quarter ended June 30, 2020). The worst performance was -30.93% (for the quarter ended March 31, 2020).
Average Annual Total Returns for the periods ended December 31, 2024
Average Annual Total Returns - North Star Micro Cap Fund	Label	1 Year	5 Years	10 Years
North Star Micro Cap Fund Class I Shares	Return Before Taxes	15.32%	10.68%	6.82%
North Star Micro Cap Fund Class I Shares | Return After Taxes on Distributions		14.56%	10.30%	6.16%
North Star Micro Cap Fund Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares		9.65%	8.47%	5.31%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		25.02%	14.53%	13.10%
Morningstar US Small Value TR USD Index (reflects no deduction for fees, expenses or taxes)		9.67%	9.33%	7.07%

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Micro Cap Fund shares are still held at the end of the period.

The S&P 500 Total Return Index, a widely accepted, unmanaged index of U.S. stock market performance, is the Fund’s regulatory index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The index does not take into account charges, fees and other expenses.

The Morningstar US Small Value TR Index, which is designed to provide consistent representation of the small-cap value segment of the US equity market, with no overlapping constituents across styles, is a supplemental index of the Fund.

North Star Micro Cap Fund | Equity Securities Risk [Member]
●	Equity Securities Risk. The Micro Cap Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Micro Cap Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Micro Cap Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

North Star Micro Cap Fund | General Market Risk [Member]
●	General Market Risk. The risk that the value of the Micro Cap Fund’s shares will fluctuate based on the performance of the Micro Cap Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Micro Cap Fund invests. There is risk that these and other factors may adversely affect the Micro Cap Fund’s performance. You could lose money by investing in the Micro Cap Fund.

North Star Micro Cap Fund | Sector Risk [Member]
●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

North Star Micro Cap Fund | Small And Micro Cap Company Risk [Member]
●	Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

North Star Micro Cap Fund | Value Style Investing Risk [Member]
●	Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Micro Cap Fund may underperform other funds that use different investing styles.

North Star Dividend Fund
Summary Section – North Star Dividend Fund
Investment Objective.
The primary investment objective of the North Star Dividend Fund (the “Dividend Fund”) is to generate dividend income and the secondary objective is to seek capital appreciation.
Fees and Expenses of the Dividend Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - North Star Dividend Fund	North Star Dividend Fund Class I Shares	North Star Dividend Fund Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - North Star Dividend Fund		North Star Dividend Fund Class I Shares	North Star Dividend Fund Class R Shares
Management Fee	[1]	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.39%	0.39%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.40%	1.65%
[1]	The advisory fee for the Dividend Fund is 1.00% on the first $100,000,000 of net assets and 0.90% thereafter.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Dividend Fund and is not a direct expense incurred by the Dividend Fund or deducted from the Dividend Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Dividend Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Dividend Fund.

Example.
This Example is intended to help you compare the cost of investing in the Dividend Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - North Star Dividend Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
North Star Dividend Fund Class I Shares	143	443	766	1,680
North Star Dividend Fund Class R Shares	168	520	897	1,955

Portfolio Turnover.

The Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Dividend Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Dividend Fund’s performance. For the fiscal year ended November 30, 2024, the Dividend Fund’s portfolio turnover rate was 34% of the average value of the portfolio.

Principal Investment Strategies.

Under normal market conditions, the Dividend Fund seeks to achieve its investment objective by investing at least 80% of the Dividend Fund’s net assets in a diversified portfolio of dividend paying securities. The Dividend Fund will invest in companies with market capitalizations up to $2.5 billion.

In general, the Dividend Fund intends to invest within a potentially wide range of net exposures of companies that pay dividends, meaning that normally it expects to invest approximately 80% to 100% of its net assets in net long positions in securities that the Adviser deems to be underpriced. Target position sizes will range from 0% to 5% of the Dividend Fund’s net assets. The Dividend Fund’s “dividend” strategy consists, to a significant degree, of seeking companies with market capitalizations of less than $2.5 billion that pay dividends, have a history of paying dividends and increasing dividends, high free cash flow and attractive enterprise value relative to Earnings Before Interest Tax Depreciation and Amortization (“EBITDA”).

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dividend Fund. The principal risks of investing in the Dividend Fund are:

●	Equity Securities Risk. The Dividend Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Dividend Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Dividend Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	General Market Risk. The risk that the value of the Dividend Fund’s shares will fluctuate based on the performance of the Dividend Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Dividend Fund invests. There is risk that these and other factors may adversely affect the Dividend Fund’s performance. You could lose money by investing in the Dividend Fund.

●	Mid-Capitalization Company Risk. The risk that the mid-cap companies in which the Dividend Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

●	Smaller Capitalization Risk. Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

●	Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Dividend Fund may underperform other funds that use different investing styles.

Performance.

The bar chart illustrates the risks of investing in the Dividend Fund by showing how the Dividend Fund’s average annual returns for each calendar year since the Dividend Fund’s inception compare with those of certain indexes. In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Dividend Fund’s past performance, before and after taxes, is not an indication of how the Dividend Fund will perform in the future. The Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the Dividend Fund in connection with the Dividend Fund’s commencement of operations on May 31, 2013. Updated performance information is available on the Dividend Fund’s website at www.nsinvestfunds.com or by calling the Dividend Fund toll-free at 1-855-580-0900. Because Class R shares have not commenced investment operations no performance information is available at this time. In the future, performance information will be presented in this section of the Prospectus.

Class I Shares Calendar Year Returns as of December 31,

During the period shown in the bar chart, the best performance for a quarter was 21.88% (for the quarter ended December 31, 2020). The worst performance was -26.04% (for the quarter ended March 31, 2020).

Average Annual Total Returns for the periods ended December 31, 2024
Average Annual Total Returns - North Star Dividend Fund	Label	1 Year	5 Years	10 Years
North Star Dividend Fund Class I Shares	Return Before Taxes	6.99%	6.02%	5.90%
North Star Dividend Fund Class I Shares | Return After Taxes on Distributions		5.29%	4.92%	4.81%
North Star Dividend Fund Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares		4.50%	4.46%	4.43%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		25.02%	14.53%	13.10%
Morningstar US Small Value TR USD Index (reflects no deduction for fees, expenses or taxes)		9.67%	9.33%	7.07%

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Dividend Fund shares are still held at the end of the period.

The S&P 500 Total Return Index. a widely accepted, unmanaged index of U.S. stock market performance, is the Fund’s regulatory index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The index does not take into account charges, fees and other expenses.

The Morningstar US Small Value TR Index, which is designed to provide consistent representation of the small-cap value segment of the US equity market, with no overlapping constituents across styles, is a supplemental index of the Fund.

North Star Dividend Fund | Equity Securities Risk [Member]
●	Equity Securities Risk. The Dividend Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Dividend Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Dividend Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

North Star Dividend Fund | General Market Risk [Member]
●	General Market Risk. The risk that the value of the Dividend Fund’s shares will fluctuate based on the performance of the Dividend Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Dividend Fund invests. There is risk that these and other factors may adversely affect the Dividend Fund’s performance. You could lose money by investing in the Dividend Fund.

North Star Dividend Fund | Sector Risk [Member]
●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

North Star Dividend Fund | Value Style Investing Risk [Member]
●	Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Dividend Fund may underperform other funds that use different investing styles.

North Star Dividend Fund | Mid Capitalization Company Risk [Member]
●	Mid-Capitalization Company Risk. The risk that the mid-cap companies in which the Dividend Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

North Star Dividend Fund | Smaller Capitalization Risk [Member]
●	Smaller Capitalization Risk. Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

North Star Opportunity Fund
Summary Section – North Star Opportunity Fund
Investment Objective.
The investment objective of the North Star Opportunity Fund (the “Opportunity Fund”) is long-term capital appreciation.
Fees and Expenses of the Opportunity Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Opportunity Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 43 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - North Star Opportunity Fund	North Star Opportunity Fund Class A Shares		North Star Opportunity Fund Class I Shares	North Star Opportunity Fund Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load)	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%	2.00%
[1]	Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a 1.00% charge applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - North Star Opportunity Fund		North Star Opportunity Fund Class A Shares	North Star Opportunity Fund Class I Shares	North Star Opportunity Fund Class R Shares
Management Fee	[1]	0.97%	0.97%	0.97%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	0.25%
Other Expenses		0.37%	0.37%	0.37%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.60%	1.35%	1.60%
Fee Waiver / Expense Reimbursement	[3]	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver		1.56%	1.31%	1.56%
[1]	The advisory fee for the Opportunity Fund is 1.00% on the first $100,000,000 of net assets and 0.90% thereafter.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Opportunity Fund and is not a direct expense incurred by the Opportunity Fund or deducted from the Opportunity Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the opportunity Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Opportunity Fund.
[3]	Pursuant to an operating expense limitation agreement between North Star Investment Management Corp. (the “Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed 1.55%, 1.30% and 1.55% of the Fund’s average net assets, for Class A, Class I and Class R shares, respectively, through March 31, 2026. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - North Star Opportunity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
North Star Opportunity Fund Class A Shares	725	1,047	1,392	2,363
North Star Opportunity Fund Class I Shares	133	424	736	1,620
North Star Opportunity Fund Class R Shares	159	501	867	1,897

Portfolio Turnover.

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Opportunity Fund’s performance. For the fiscal year ended November 30, 2024 the Opportunity Fund’s portfolio turnover rate was 21% of the average value of the portfolio.

Principal Investment Strategies.

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Opportunity Fund. The Adviser intends to use a “best ideas” investment strategy, as described below, coupled with market and industry risk management through limiting position sizes and maintaining low levels of concentration within any particular industry. The Opportunity Fund may invest in long positions in publicly traded or private equities of any market capitalization, primarily common stock and American Depositary Receipts (“ADRs”), as well as preferred stock and certain convertible securities. The universe of investible securities is considered “micro to macro”, from small and micro-cap companies to the largest global corporations. In general, the Opportunity Fund intends to invest within a potentially wide range of net exposures, meaning that normally it expects to invest approximately 50 - 75% of its net assets in net long positions in securities that it deems to be underpriced. Target position sizes will range from 0% to 5% of the Opportunity Fund’s net assets, for individual stocks and up to 25% for macroeconomic themes. The Opportunity Fund’s investment “best ideas” strategy consists, to a significant degree, of seeking companies with a high free cash flow and attractive enterprise value relative to Earnings Before Interest Tax Depreciation and Amortization (“EBITDA”); event driven special opportunities and short term trading opportunities. By “enterprise value,” the Adviser means the market value of a company plus the value of such company’s outstanding debt. The Opportunity Fund’s capital will be dedicated to opportunistic trading situations based on its view of a particular company, market or security, which may result in a high frequency of transactions. In addition, the Opportunity Fund intends to invest in fixed income securities, with a focus on corporate and U.S. government bonds, notes and debentures and convertible debt. The Opportunity Fund may invest in fixed income securities that are investment grade (i.e., rated at the time of purchase in one of the four highest categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality) as well as those that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds” without limitation. When market conditions or other considerations justify, the Opportunity Fund may also devote a substantial amount of its capital to cash, cash equivalents or short-term obligations of the U.S. government, its agencies and instrumentalities.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Opportunity Fund. The principal risks of investing in the Opportunity Fund are:

●	ADR Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

●	Convertible and Preferred Securities Risk. Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities are subject to credit risk and prepayment risk. Credit risk is the risk that a decline in the credit quality of an investment could cause the Opportunity Fund to lose money. Prepayment risk is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Opportunity Fund to invest the proceeds at generally lower interest rates. Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Opportunity Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed above.

●	Credit Risk. An issue or guarantor of a debt security, or the counterparty to a derivatives contract or a loan may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer’s credit rating for any reason can cause the price of its bonds to go down. Since the Opportunity Fund can invest in lower-quality debt securities considered speculative in nature, this risk may be substantial.

●	Equity Securities Risk. The Opportunity Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Opportunity Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Opportunity Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	Fixed Income Securities Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks.

●	Flexible Strategy Risk. The Opportunity Fund uses a variety of investment strategies to provide a positive total return regardless of market conditions. The Adviser does not attempt to keep the portfolio structure or the Opportunity Fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the Opportunity Fund may not perform as well as other funds that seek to outperform an index. Over time, the investment performance of flexible strategies is typically substantially independent of longer-term movements in the stock and bond market. Interest rate levels and currency valuations will not always respond as the Adviser expects and portfolio securities may remain over- or under-valued.

●	Foreign Securities and Currency Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging markets and in less developed countries.

●	General Market Risk. The risk that the value of the Opportunity Fund’s shares will fluctuate based on the performance of the Opportunity Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Opportunity Fund invests. There is risk that these and other factors may adversely affect the Opportunity Fund’s performance. You could lose money by investing in the Opportunity Fund.

●	High-Yield Debt Securities Risk. The risk that high-yield debt securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher-grade debt securities, and are speculative in nature. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

●	Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

●	Municipal Securities Risk. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest and principal payments on a security as they come due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. Municipal securities are also subject to interest rate risk.

●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

●	Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

Performance.

The bar chart illustrates the risks of investing in the Opportunity Fund by showing how the Opportunity Fund’s average annual returns for each calendar year since the Opportunity Fund’s inception compare with those of a broad measure of market performance. The Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Opportunity Fund”), which transferred its assets to the Opportunity Fund in connection with the Opportunity Fund’s commencement of operations on May 31, 2013. Past performance, both before and after taxes, does not necessarily indicate how the Opportunity Fund will perform in the future. Updated performance information is available on the Opportunity Fund’s website at www.nsinvestfunds.com or by calling the Opportunity Fund toll-free at 1-855-580-0900. Because Class R shares have not commenced investment operations, no performance information is available at this time. In the future, performance information will be presented in this section of the Prospectus.

Class I Shares1 Calendar Year Returns as of December 31,
[1]	The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses and sales load charges.

During the period shown in the bar chart, the best performance for a quarter was 21.48% (for the quarter ended June 30, 2020). The worst performance was -20.16% (for the quarter ended March 31, 2020).
Average Annual Total Returns for the periods ended December 31, 2024
Average Annual Total Returns - North Star Opportunity Fund		Label	1 Year	5 Years	10 Years	Inception Date
North Star Opportunity Fund Class I Shares		Return Before Taxes	10.85%	6.60%	6.15%
North Star Opportunity Fund Class I Shares | Return After Taxes on Distributions			9.61%	5.84%	5.36%
North Star Opportunity Fund Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares			6.96%	5.07%	4.71%
North Star Opportunity Fund Class A Shares	[1]	Return Before Taxes	4.22%	5.08%	5.31%	Dec. 15, 2011
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)			25.02%	14.53%	13.10%
S&P Target Risk Aggressive Index (reflects no deduction for fees, expenses or taxes)			13.49%	8.06%	7.92%
[1]	Class A shares commenced operations on December 15, 2011.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only for Class I Shares and after tax returns for Class A Shares will vary.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The S&P Target Risk Aggressive Index Total Return is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency.

North Star Opportunity Fund | Equity Securities Risk [Member]
●	Equity Securities Risk. The Opportunity Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Opportunity Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Opportunity Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

North Star Opportunity Fund | General Market Risk [Member]
●	General Market Risk. The risk that the value of the Opportunity Fund’s shares will fluctuate based on the performance of the Opportunity Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Opportunity Fund invests. There is risk that these and other factors may adversely affect the Opportunity Fund’s performance. You could lose money by investing in the Opportunity Fund.

North Star Opportunity Fund | Sector Risk [Member]
●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

North Star Opportunity Fund | Small And Micro Cap Company Risk [Member]
●	Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

North Star Opportunity Fund | A D R Risk [Member]
●	ADR Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

North Star Opportunity Fund | Convertible And Preferred Securities Risk [Member]
●	Convertible and Preferred Securities Risk. Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities are subject to credit risk and prepayment risk. Credit risk is the risk that a decline in the credit quality of an investment could cause the Opportunity Fund to lose money. Prepayment risk is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Opportunity Fund to invest the proceeds at generally lower interest rates. Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Opportunity Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed above.

North Star Opportunity Fund | Credit Risk [Member]
●	Credit Risk. An issue or guarantor of a debt security, or the counterparty to a derivatives contract or a loan may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer’s credit rating for any reason can cause the price of its bonds to go down. Since the Opportunity Fund can invest in lower-quality debt securities considered speculative in nature, this risk may be substantial.

North Star Opportunity Fund | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks.

North Star Opportunity Fund | Flexible Strategy Risk [Member]
●	Flexible Strategy Risk. The Opportunity Fund uses a variety of investment strategies to provide a positive total return regardless of market conditions. The Adviser does not attempt to keep the portfolio structure or the Opportunity Fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the Opportunity Fund may not perform as well as other funds that seek to outperform an index. Over time, the investment performance of flexible strategies is typically substantially independent of longer-term movements in the stock and bond market. Interest rate levels and currency valuations will not always respond as the Adviser expects and portfolio securities may remain over- or under-valued.

North Star Opportunity Fund | Foreign Securities And Currency Risk [Member]
●	Foreign Securities and Currency Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging markets and in less developed countries.

North Star Opportunity Fund | High Yield Debt Securities Risk [Member]
●	High-Yield Debt Securities Risk. The risk that high-yield debt securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher-grade debt securities, and are speculative in nature. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

North Star Opportunity Fund | Large Cap Company Risk [Member]
●	Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

North Star Opportunity Fund | Municipal Securities Risk [Member]
●	Municipal Securities Risk. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest and principal payments on a security as they come due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. Municipal securities are also subject to interest rate risk.

North Star Bond Fund
Summary Section – North Star Bond Fund
Investment Objective.
The primary investment objective of the North Star Bond Fund (the “Bond Fund”) is to generate income, with preservation of capital as a secondary objective.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	North Star Bond Fund North Star Bond Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	North Star Bond Fund North Star Bond Fund Class I Shares
Management Fee	0.85%
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.74%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.60%
[1]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Bond Fund and is not a direct expense incurred by the Bond Fund or deducted from the Bond Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Bond Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Bond Fund.

Example.
This Example is intended to help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Bond Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
North Star Bond Fund | North Star Bond Fund Class I Shares | USD ($)	163	505	871	1,900

Portfolio Turnover.

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Bond Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Bond Fund’s performance. For the fiscal year ended November 30, 2024, the Bond Fund’s portfolio turnover rate was 43% of the average value of the portfolio.

Principal Investment Strategies.

Under normal market conditions, the Bond Fund will seek to achieve its investment objectives of income generation and capital preservation by investing at least 80% of the Bond Fund’s net assets in a diversified portfolio of bonds. Bonds include debt securities such as bond, notes, bills and debentures. The Bond Fund may invest in bonds of any maturity, duration or quality, including those that are rated below investment grade (i.e., “junk bonds”) without limitation. Employing the Adviser’s “Micro to Macro®” style of investing, the Bond Fund will generally focus on bonds issued by companies with equity market capitalizations of less than $2.5 billion, but the Adviser has broad discretion to invest in bonds issued by companies of any size. The Bond Fund may also invest up to 20% of its assets in equity securities of companies of any size, including preferred stock.

In general, the Bond Fund intends to invest within a potentially wide range of net exposures of bonds and other fixed income securities (e.g., certificates of deposit, principal protected notes and debentures). Target position sizes will range from 2 ½% to 10% of the Bond Fund’s net assets. It is expected that the Bond Fund will be invested in at least 25 securities in the portfolio at any time. The Adviser will consider the yield, maturity, liquidity, creditworthiness and overall corporate outlook when selecting securities for the Bond Fund.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Bond Fund. The principal risks of investing in the Bond Fund are:

●	Credit Risk. An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

●	Equity Securities Risk. The Bond Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Bond Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Bond Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	Fixed Income Securities Risk. When the Bond Fund invests in fixed income securities, the value of your investment in the Bond Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

●	General Market Risk. The risk that the value of the Bond Fund’s shares will fluctuate based on the performance of the Bond Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Bond Fund invests. There is risk that these and other factors may adversely affect the Bond Fund’s performance. You could lose money by investing in the Bond Fund.

●	High Yield Risk. The Bond Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Bond Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Bond Fund may lose its entire investment.

●	Interest Rate Risk. The risks associated with the Bond Fund include interest rate risk, which means that the prices of the Bond Fund’s investments are likely to fall if interest rates rise.

●	Large-Capitalization Securities Risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

●	Mid-Capitalization Risk. To the extent the Bond Fund invests in the stocks or bonds of medium capitalization companies, the Bond Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Medium sized companies may experience higher failure rates than do larger companies.

●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

●	Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

Performance.

The bar chart illustrates the risks of investing in the Bond Fund by showing how the Bond Fund’s average annual returns for each calendar year since the Bond Fund’s inception compare with those of certain indexes. In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Bond Fund’s past performance, before and after taxes, is not an indication of how the Bond Fund will perform in the future. Past performance, both before and after taxes, does not necessarily indicate how the Bond Fund will perform in the future. Updated performance information is available on the Bond Fund’s website at www.nsinvestfunds.com or by calling the Bond Fund toll-free at 1-855-580-0900.

Class I Shares Calendar Year Returns as of December 31,

During the period shown in the bar chart, the best performance for a quarter was 6.97% (for the quarter ended June 30, 2020). The worst performance was -11.18% (for the quarter ended March 31, 2020).
Average Annual Total Returns for the periods ended December 31, 2024
Average Annual Total Returns - North Star Bond Fund	Label	1 Year	5 Years	10 Years
North Star Bond Fund Class I Shares	Return Before Taxes	5.16%	1.40%	2.12%
North Star Bond Fund Class I Shares | Return After Taxes on Distributions		3.26%	0.14%	0.85%
North Star Bond Fund Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares		3.03%	0.57%	1.11%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25%	(0.33%)	1.36%
Bloomberg Barclays Ba/B U.S. High Yield Index TR (reflects no deduction for fees, expenses or taxes)		6.76%	3.93%	4.98%

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Bond Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Bloomberg US Aggregate Bond Index, a market capitalization-weighted index that measures the investment grade, US dollar denominated, fixed-rate taxable bond market, is the Fund’s regulatory index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The index does not take into account charges, fees and other expenses.

The Bloomberg Barclays Ba/B U.S. High Yield Index TR, which measures the performance of U.S. dollar-denominated, high yield bonds with Ba or B ratings, is a supplemental index of the Fund.

North Star Bond Fund | Equity Securities Risk [Member]
●	Equity Securities Risk. The Bond Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Bond Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Bond Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

North Star Bond Fund | General Market Risk [Member]
●	General Market Risk. The risk that the value of the Bond Fund’s shares will fluctuate based on the performance of the Bond Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Bond Fund invests. There is risk that these and other factors may adversely affect the Bond Fund’s performance. You could lose money by investing in the Bond Fund.

North Star Bond Fund | Sector Risk [Member]
●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

North Star Bond Fund | Small And Micro Cap Company Risk [Member]
●	Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

North Star Bond Fund | Credit Risk [Member]
●	Credit Risk. An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

North Star Bond Fund | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk. When the Bond Fund invests in fixed income securities, the value of your investment in the Bond Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

North Star Bond Fund | High Yield Risk [Member]
●	High Yield Risk. The Bond Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Bond Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Bond Fund may lose its entire investment.

North Star Bond Fund | Interest Rate Risk [Member]
●	Interest Rate Risk. The risks associated with the Bond Fund include interest rate risk, which means that the prices of the Bond Fund’s investments are likely to fall if interest rates rise.

North Star Bond Fund | Large Capitalization Securities Risk [Member]
●	Large-Capitalization Securities Risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

North Star Bond Fund | Mid Capitalization Risk [Member]
●	Mid-Capitalization Risk. To the extent the Bond Fund invests in the stocks or bonds of medium capitalization companies, the Bond Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Medium sized companies may experience higher failure rates than do larger companies.

North Star Small Cap Value Fund
Summary Section – North Star Small Cap Value Fund
Investment Objective.
The investment objective of the North Star Small Cap Value Fund (the “Small Cap Fund”) is long-term capital appreciation.
Fees and Expenses of the Small Cap Value Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - North Star Small Cap Value Fund	North Star Small Cap Value Fund Institutional Class	North Star Small Cap Value Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - North Star Small Cap Value Fund		North Star Small Cap Value Fund Institutional Class	North Star Small Cap Value Fund Investor Class
Management Fee		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.56%	0.56%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.57%	1.82%
Fee Waiver / Expense Reimbursement	[2]	(0.58%)	(0.60%)
Total Annual Fund Operating Expenses After Fee Waiver		0.99%	1.22%
[1]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Opportunity Fund and is not a direct expense incurred by the Opportunity Fund or deducted from the Opportunity Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the opportunity Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Opportunity Fund.
[2]	The Adviser has contractually agreed to reduce its management fees and/or pay expenses of the Small Cap Fund to ensure that the total amount of Small Cap Fund operating expenses (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 0.98% and 1.21% of the Small Cap Value Fund’s average net assets for Institutional Class and Investor Class, respectively, through March 31, 2026. The Adviser is permitted to receive reimbursement from the Small Cap Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Trustees may terminate the expense waiver upon notice to the Adviser.

Example.
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual Fund.
The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Operating Expenses Limitation Agreement through March 31, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - North Star Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
North Star Small Cap Value Fund Institutional Class	101	378	739	1,757
North Star Small Cap Value Fund Investor Class	124	451	866	2,025

Portfolio Turnover.

The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended November 30, 2024, the Small Cap Fund’s portfolio turnover rate was 29% of the average value of the portfolio. For more information regarding the Predecessor Small Cap Fund, please see the discussion under “Performance Information.”

Principal Investment Strategies.

The Small Cap Fund invests primarily in common stocks of small capitalization U.S. companies that the Adviser believes have the potential for capital appreciation. Small capitalization companies are defined as those with market capitalizations of $2.5 billion or less at the time of purchase. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowing for investment purposes in common stocks of small capitalization companies, as defined above. The Fund emphasizes a “value” investment style, investing in companies that appear underpriced according to certain financial measurements of their worth or business prospects. While the Small Cap Fund manages risk by investing in securities across a broad range of industries and market sectors, the Small Cap Fund may at times focus its investments in a particular sector or sectors of the U.S. equity markets.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Fund. The principal risks of investing in the Small Cap Fund are:

●	Equity Securities Risk. The Small Cap Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Fund’s investments goes down, your investment in the Small Cap Fund decreases in value and you could lose money.

●	General Market Risk. The risk that the value of the Small Cap Fund’s shares will fluctuate based on the performance of the Small Cap Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Small Cap Fund invests. There is risk that these and other factors may adversely affect the Small Cap Fund’s performance. You could lose money by investing in the Small Cap Fund.

●	Small Capitalization Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies. Small capitalization companies may also have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

●	Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other Fund that use different investing styles.

●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Small Cap Fund may be overweight in certain sectors at various times.

●	Investment Management Risk. The Adviser’s strategy may fail to produce the intended results.

Performance.

The following performance information provides some indication of the risks of investing in the Small Cap Fund. The Small Cap Fund is the successor to the Walthausen Small Cap Value Fund, a series of Walthausen Funds (the “Predecessor Small Cap Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Small Cap Fund into the Small Cap Fund on May 12, 2023. The performance provided in the bar chart and table prior to May 12, 2023, is that of the Predecessor Small Cap Fund. The bar chart illustrates how the Small Cap Fund’s (and Predecessor Small Cap Fund’s) average annual returns have varied from year to year for the past ten calendar years. The table below illustrates how the Small Cap Fund’s (Predecessor Small Cap Fund’s) average annual total returns over time compare with certain indexes. In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Small Cap Fund’s (and Predecessor Small Cap Fund’s) past performance, before and after taxes, is not necessarily an indication of how the Small Cap Fund will perform in the future. Updated performance information is available on the Small Cap Fund’s website at www.nsinvestfunds.com or by calling the Small Cap Fund toll-free at 1-855-580-0900.

Investor Class Shares2 Calendar Year Returns as of December 31,

During the period shown in the bar chart, the best performance for a quarter was 27.27% (for the quarter ended December 31, 2020). The worst performance was -34.21% (for the quarter ended March 31, 2020).

Average Annual Total Returns for the periods ended December 31, 2024
Average Annual Total Returns - North Star Small Cap Value Fund		Label	1 Year	5 Years	10 Years	Inception Date
North Star Small Cap Value Fund Investor Class		Return Before Taxes	11.82%	8.87%	6.58%
North Star Small Cap Value Fund Investor Class | Return After Taxes on Distributions			8.63%	4.82%	3.79%
North Star Small Cap Value Fund Investor Class | Return After Taxes on Distributions and Sale of Fund Shares			9.50%	6.12%	4.59%
North Star Small Cap Value Fund Institutional Class	[1]	Return Before Taxes	12.08%	9.11%		Dec. 31, 2018
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)			25.02%	14.53%	13.10%
Morningstar US Small Value TR USD Index (reflects no deduction for fees, expenses or taxes)			9.67%	9.33%	7.07%
[1]	Institutional Class shares commenced operations on December 31, 2018.

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Fund shares are still held at the end of the period. After tax returns are shown for only Investor Class shares and after tax returns for Institutional Class shares will vary.

The S&P 500 Total Return Index, a widely accepted, unmanaged index of U.S. stock market performance, is the Fund’s regulatory index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The index does not take into account charges, fees and other expenses.

The Morningstar US Small Value TR Index, which is designed to provide consistent representation of the small-cap value segment of the US equity market, with no overlapping constituents across styles, is a supplemental index of the Fund.

North Star Small Cap Value Fund | Equity Securities Risk [Member]
●	Equity Securities Risk. The Small Cap Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Fund’s investments goes down, your investment in the Small Cap Fund decreases in value and you could lose money.

North Star Small Cap Value Fund | General Market Risk [Member]
●	General Market Risk. The risk that the value of the Small Cap Fund’s shares will fluctuate based on the performance of the Small Cap Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Small Cap Fund invests. There is risk that these and other factors may adversely affect the Small Cap Fund’s performance. You could lose money by investing in the Small Cap Fund.

North Star Small Cap Value Fund | Sector Risk [Member]
●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Small Cap Fund may be overweight in certain sectors at various times.

North Star Small Cap Value Fund | Value Style Investing Risk [Member]
●	Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other Fund that use different investing styles.

North Star Small Cap Value Fund | Small Capitalization Risk [Member]
●	Small Capitalization Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies. Small capitalization companies may also have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

North Star Small Cap Value Fund | Investment Management Risk [Member]
●	Investment Management Risk. The Adviser’s strategy may fail to produce the intended results.